Consolidated statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[1]
Cash flows from (used in) operating activities [abstract]
Net income attributable to equity holders of Sanofi		€ 7,813		€ 5,560		€ 5,400
Net income excluding the exchanged/held-for-exchange Animal Health business		(2,874)		(64)		(338)
Net income attributable to non-controlling interests		38		58		36	[2]
Share of undistributed earnings from investments accounted for using the equity method		290		82		293
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		5,678		3,586		4,429
Gains and losses on disposals of non-current assets, net of tax	[3]	(352)		(366)		(364)
Net change in deferred taxes		(2,439)		(802)		(1,233)
Net change in non-current provisions and other non-current liabilities	[4]	(100)		812		105
Cost of employee benefits (stock options and share-based payments)		313		278		260
Impact of the workdown of acquired inventories remeasured at fair value		126		10		9
Other profit or loss items with no cash effect on cash flows generated by operating activities	[5]	273		68		261
Operating cash flow before changes in working capital		8,766		9,222		8,858
Adjustments to reconcile profit (loss) [abstract]
(Increase)/decrease in inventories		(39)		(477)		(866)
(Increase)/decrease in accounts receivable		(1,202)		(28)		(472)
Increase/(decrease) in accounts payable		398		789		258
Net change in other current assets and other current liabilities		2,638		(899)		1,493
Cash flows from (used in) operating activities, continuing operations	[6]	10,561		8,607		9,271
Net cash provided by/(used in) operating activities	[6]	10,750		9,081		10,258
Cash flows from (used in) operating activities, discontinued operations		189		474		987
Cash flows from (used in) investing activities [abstract]
Net cash provided by/(used in) operating activities of the discontinued Opella business		(3,538)		(3,195)		(2,906)
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[7]	(9,394)		(1,901)		(2,535)
Acquisitions of other equity investments		(684)		(623)		(134)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax		847	[8]	1,461		807	[8]
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax		0		0		42
Net change in other non-current assets		(80)		(40)		(224)
Cash flows from (used in) investing activities, continuing operations		(12,849)		(4,298)		(4,950)
Net cash provided by/(used in) continuing investing activities		(2,447)		(4,407)		(6,200)
Cash flows from (used in) investing activities, discontinued operations	[9]	(36)		(109)		(1,250)
Net cash inflow from the Opella transaction	[10]	10,438		0		0
Cash flows from (used in) financing activities [abstract]
Net cash provided by/(used in) investing activities of the discontinued Opella business (h)		177		187		195
Dividends paid:
to shareholders of Sanofi		(4,772)		(4,704)		(4,454)
to non-controlling interests, excluding BMS		(38)		(38)		(56)
Payments received/(made) on changes of ownership interest in a subsidiary without loss of control		0		0		(3)
Additional long-term debt contracted		5,559		0		48
Repayments of long-term debt		(2,622)		(671)		(3,683)
Repayments of lease liabilities		(333)		(282)		(253)
Net change in short-term debt and other financial instruments	[11]	(1,100)		59		751
Acquisitions of treasury shares and related tax effect		(5,030)		(302)		(593)
Cash flows from (used in) financing activities, continuing operations		(8,159)		(5,751)		(8,048)
Net cash provided by/(used in) continuing financing activities		(8,207)		(5,763)		(8,052)
Cash flows from (used in) financing activities, discontinued operations		(48)		(12)		(4)
Impact of exchange rates on cash and cash equivalents		(47)		(13)		(32)
Effect of Reclassification of Discontinued Operation		167		(167)		0
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes		216		(1,269)		(4,026)
Cash and cash equivalents, beginning of period		7,441		8,710	[1]	12,736
Cash and cash equivalents at end of period		€ 7,657		€ 7,441		€ 8,710

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	Includes non-current financial assets and deferred taxes amounting to €45 million in 2025, €(146) million in 2024 and €(1) million in 2023.
[4]	This line item includes contributions paid to pension funds (see Note D.19.1.).
[5]	This line item mainly comprises unrealized foreign exchange gains and losses arising on the remeasurement of monetary items in non-functional currencies and on instruments used to hedge such items.
[6]	Including:

	2025	2024	2023
•Income tax paid	(2,885)	(3,291)	(2,623)
•Interest paid	(485)	(587)	(559)
•Interest received	331	447	547
•Dividends received from non-consolidated entities	17	52	17

[7]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2025, this line item includes the net cash outflow arising from the acquisitions of Dren-0201, Inc. (see Note D.1.1.2.), of Vigil Neuroscience, Inc. (see Note D.1.1.3.),
of Blueprint Medicines Corporation (see Note D.1.1.4) and of Vicebio Ltd. (see Note D.1.1.5). For 2024, it includes the net cash outflow relating to the acquisition of Inhibrx, Inc. (see Note D.1.2.). For 2023, it includes the net cash outflow on the acquisitions of Provention Bio (see Note D.1.3.).

[8]	(g)For 2025 and 2023, this line item mainly comprises disposals of assets and activities related to portfolio streamlining, and disposals of equity and debt instruments. For 2024, this line item includes the sale of the Enjaymo global rights to Recordati for pre-tax proceeds of €768 million.

[9]	(h)For 2023, this line item includes the net cash outflow on the acquisition of QRIB (see Note D.1.3.)
[10]	(i)For 2025, this amount includes €(667) million in respect of cash and cash equivalents held by Opella as of April 30, 2025. As of December 31, 2024, cash and cash equivalents held by Opella amounted to €167 million and were reported in "Assets held for sale" in the balance sheet as of that date.

[11]	(j)For 2025, 2024 and 2023, this line item includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies
(primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents. For 2025, it also includes (i) a cash outflow of
€356 million relating to a US commercial paper program and (ii) a cash outflow of €666 million arising from the settlement on July 18, 2025 of the financial liabilities of Blueprint Medicines, acquired on July 17, 2025 (see Note D.1.1.4). For 2024, this line item mainly comprises a US commercial paper program for €262 million.